UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
REVENUES
Total revenues	$ 460,100	$ 459,900	$ 847,200	$ 581,900	$ 1,315,500	$ 128,500
COST OF REVENUES	296,300	298,300	521,400	383,200	827,400	53,500
GROSS MARGIN	163,800	161,600	325,800	198,700	488,100	75,000
OPERATING EXPENSES
Research	60,800	73,400	141,600	154,900	231,500	123,900
Product development	237,300	342,200	474,300	611,400	1,146,000	1,237,200
Sales and marketing	199,400	638,000	351,300	1,305,200	1,617,900	1,226,700
General and administrative	2,350,300	1,740,900	4,724,100	3,515,800	7,737,600	4,590,800
Total operating expenses	2,847,800	2,794,500	5,691,300	5,587,300	10,733,000	7,178,600
OPERATING LOSS	(2,684,000)	(2,632,900)	(5,365,500)	(5,388,600)	(10,244,900)	(7,103,600)
OTHER INCOME (EXPENSE):
Interest expense, net	(23,400)	(24,800)	(46,300)	(38,500)	(86,300)	(6,600)
Total other income (expense)	(23,400)	(24,800)	(46,300)	(38,500)	(86,300)	(6,600)
LOSS BEFORE PROVISION FOR INCOME TAXES	(2,707,400)	(2,657,700)	(5,411,800)	(5,427,100)	(10,331,200)	(7,110,200)
Income taxes	2,300	1,900	2,300	1,900	1,900	2,600
NET LOSS	(2,709,700)	(2,659,600)	(5,414,100)	(5,429,000)	(10,333,100)	(7,112,800)
Net loss attributable to non-controlling interest	(451,100)	(72,300)	(778,000)	(72,300)	(734,400)
Net Loss attributable to MYnd Analytics, Inc.	$ (2,258,600)	$ (2,587,300)	$ (4,636,100)	$ (5,356,700)	$ (9,598,700)	$ (7,112,800)
BASIC AND DILUTED LOSS PER SHARE:	$ (0.27)	$ (0.59)	$ (0.58)	$ (1.23)	$ (1.86)	$ (2.52)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and Diluted	8,399,443	4,362,564	7,964,021	4,347,745	5,199,566	2,817,415
Neurometric Services [Member]
REVENUES
Total revenues	$ 44,800	$ 79,800	$ 124,000	$ 133,100	$ 263,700	$ 128,500
COST OF REVENUES	5,100	69,700	11,500	118,800	131,200	53,500
Telepsychiatry Services [Member]
REVENUES
Total revenues	415,300	380,100	723,200	448,800	1,051,800
COST OF REVENUES	$ 291,200	$ 228,600	$ 509,900	$ 264,400	$ 696,200